Investment Strategy	Dec. 05, 2025
AVIP Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio invests primarily in intermediate-term and long-term fixed-income securities. These generally have a remaining maturity of 5 years or more when purchased. Under normal circumstances, at least 80% of the Portfolio’s net assets (plus borrowings for investment purposes, if any) is invested in:

●	publicly traded, investment grade, non-convertible corporate debt securities issued by United States corporations and assigned one of the four highest bond ratings by Moody’s or Standard and Poor’s (“S&P”); and

●	corporate debt securities used for short-term investment and limited to the top grade of these two rating services.

This Portfolio normally includes debt securities with varying maturities selected from various industries, depending upon the Adviser’s evaluation of current and anticipated market conditions. This Portfolio may also invest in U.S. government securities as well as the debt securities of foreign issuers.

The portfolio manager considers a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors he believes to be relevant.

The Portfolio may invest in non-currency derivative contracts (such as, for example, futures options, credit default swaps, credit default swap indices (“CDX”), and CDX tranches) to implement its investment strategies. The Portfolio may also use derivative contracts to increase or decrease the Portfolio’s exposure to the investments underlying the derivative contracts in an attempt to benefit from changes in the value of the underlying investments. There can be no assurance that the Portfolio’s uses of derivatives contracts will work as intended. Derivative investments made by the Portfolio are included within the Portfolio’s 80% policy and are calculated at market value.

A CDX is an index of credit default swaps designed to track a segment of the credit market (e.g., investment grade, high volatility, below investment grade or emerging markets) and provides investors with exposure to specific issuers of certain debt instruments. Standardized CDX tranches are created and administered by IHS Markit. Investment in CDX tranches provides exposure to certain segments of the CDX’s potential loss distribution, and credit events affect the tranches according to the seniority of the tranche in the loss distribution. The Portfolio may have exposure to any tranche of a CDX, including the lowest level tranche which is referred to as the equity or “first loss” tranche.

AVIP BlackRock Balanced Allocation Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio invests in stocks, bonds and money market instruments. The Adviser adjusts the mix of investments from time to time among the various asset classes (stocks, bonds and money market instruments) to capitalize on perceived variations in return potential of changing market and economic conditions. Under normal circumstances, the Portfolio invests up to 75% of its total assets in equity securities and maintains a minimum of 25% of its total assets in fixed-income securities. Typically, the Portfolio invests up to 5% of its assets in money market instruments. Sometimes the Portfolio may not be invested in all three of the asset classes.

The Portfolio’s principal investment objective is supplemented and limited by the investment objectives, policies and restrictions established for each of the asset classes.

The equity component of the Portfolio (stock asset class) is actively managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the equity component of the Portfolio in February 2019. Within the equity component, BlackRock seeks long-term growth of capital. Current income is a secondary goal for the equity component.

BlackRock seeks to pursue these goals by investing in securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the equity component of the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity. The equity component may be invested in equity securities, including common stock, or securities or other instruments whose price is linked to the value of common stock. The issuers of the equity securities are primarily U.S. based. BlackRock expects to invest in securities within the market capitalization range of the Russell 1000 Index, but maintains flexibility to invest outside of that range.

Within the fixed-income component of the Portfolio (bond asset class), the Adviser seeks a high level of income. Capital appreciation, consistent with capital preservation, is a secondary goal of the fixed-income component. The Adviser invests in bonds without limitation as to quality, maturity and duration. Within the money market component of the Portfolio (the money market asset class), the Adviser may invest in various money market instruments, including treasury bills, commercial paper, certificates of deposit and short or medium-term notes. The Adviser seeks maximum current income consistent with the preservation of principal and liquidity.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

AVIP BlackRock Advantage International Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio seeks to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index (Net-USD). The MSCI EAFE Index (Net-USD) is a capitalization-weighted index from a broad range of industries located in developed markets outside of the U.S. and Canada, chosen for market size, liquidity and industry group representation, generally consisting of large- and mid-capitalization companies. Equity securities include common stock, preferred stock and convertible securities. The Portfolio primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.

From time to time, the Portfolio may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Portfolio invests in securities of non-U.S. issuers that can be U.S. dollar based or non-U.S. dollar based on a hedged or unhedged basis. The Portfolio may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

The Portfolio is actively managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the Portfolio in December 2019. BlackRock seeks to pursue the Portfolio’s investment objective by investing in non-U.S. securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

AVIP Fidelity Institutional AM® Equity Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio seeks to invest in common stocks of companies of any market capitalization that have above-average growth potential, measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called “growth” stocks. The Portfolio may invest in securities of foreign issuers in addition to securities of domestic issuers.

The Portfolio is managed by FIAM LLC (“FIAM”) under a sub-advisory agreement with the Adviser. FIAM began managing the Portfolio in July 2023. In buying and selling securities for the Portfolio, FIAM relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. If FIAM’s strategies do not work as intended, the Portfolio may not achieve its objective.

AVIP AB Small Cap Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio is managed by AllianceBernstein L.P. (“AllianceBernstein”) under a sub-advisory agreement with the Adviser. The Portfolio invests primarily in a diversified portfolio of equity securities of issuers with relatively smaller capitalizations as compared to the overall U.S. market. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of smaller capitalization companies. For these purposes, “smaller capitalization companies” are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). As of March 31, 2025, there were approximately 3,118 smaller companies, and those smaller capitalization companies had market capitalizations ranging up to approximately $34.5 billion. Because the Portfolio’s definition of smaller companies is dynamic, the limits on market capitalization will change with the markets.

The Portfolio may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies.

In managing the Portfolio, AllianceBernstein diversifies between portions, or “sleeves”, of the Portfolio that utilize active and passive strategies. The Portfolio targets a strategic allocation of 50% of the Portfolio’s net assets to an actively managed sleeve, with the remaining 50% managed in a passive strategy that seeks to track the performance of an unmanaged securities index. The active and passive sleeves are rebalanced back to target weights should they exceed pre-defined thresholds.

Active Sleeve: The Portfolio’s active sleeve utilizes a US Small Cap Growth strategy. The Portfolio’s investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Portfolio may invest in foreign securities.

When selecting securities, AllianceBernstein typically looks for companies that have strong, experienced management teams, strong market positions, and the potential to support greater than expected earnings growth rates. In making specific investment decisions for the Portfolio, AllianceBernstein combines fundamental and quantitative analysis in its stock selection process. The Portfolio may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

The Portfolio invests primarily in equity securities but may also invest in other types of securities, such as preferred stocks. The Portfolio, at times, invests in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Portfolio seeks to invest than direct investments. The Portfolio may also invest up to 20% of its total assets in rights or warrants, which are instruments that entitle the holder to purchase an equity security at a specific price for a specific period of time.

The Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards, and swaps. The Portfolio may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Portfolio’s portfolio from a decline in value, sometimes within certain ranges.

AllianceBernstein will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable. Typically, growth in the size of a company’s market capitalization relative to other domestically traded companies will not cause the Portfolio to dispose of the security.

Passive Sleeve: The Portfolio’s passive component seeks to track the S&P SmallCap 600® Index (the “Index”) using a representative sampling of Index constituents, and rebalances on a quarterly basis on or about the same dates that the Index rebalances. The Index seeks to measure the small-cap segment of the US equity market and track companies that meet specific index inclusion criteria to ensure they are liquid and financially viable. The Index employs a free-float adjusted market capitalization-weighted approach.

AVIP AB Mid Cap Core Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio is managed by AllianceBernstein L.P. (“AllianceBernstein”) under a sub-advisory agreement with the Adviser. The Portfolio invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall U.S. market. Under normal circumstances, the Portfolio invests at least 80% of its net assets in the equity securities of mid- capitalization companies with public stock market capitalization (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap® Index at the time of investment. As of March 31, 2025 the capitalization range of the Russell Midcap® Index was between $272.6 million and $189.81 billion. Because the Portfolio’s definition of mid-capitalization companies is dynamic, the limits on market capitalization will change with the markets. In the future, the Portfolio may define mid-capitalization companies using a different classification system.

In managing the Portfolio, AllianceBernstein diversifies between portions, or “sleeves”, of the Portfolio that utilize active and passive strategies. The Portfolio targets a strategic allocation of 50% of the Portfolio’s net assets to an actively managed sleeve, with the remaining 50% managed in a passive strategy that seeks to track the performance of the Russell Midcap® Index, an unmanaged securities index, although the allocation may range between 35% - 65%, with the objective of achieving a style balanced portfolio with attractive risk adjusted returns relative to its benchmark, the Russell Midcap® Index, over full market cycles. The active and passive sleeves are rebalanced back to target weights should they exceed pre-defined thresholds.

Active Sleeve: The Portfolio’s active sleeve is comprised of two components, a US Mid-Cap Growth strategy and a US Mid-Cap Value strategy that are periodically rebalanced back to target weights should they exceed pre-defined thresholds.

US Mid-Cap Growth: The Portfolio’s investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Portfolio may invest in foreign securities.

When selecting securities, AllianceBernstein typically looks for companies that have strong, experienced management teams, strong market positions, and the potential to support greater than expected earnings growth rates. In making specific investment decisions for the Portfolio, AllianceBernstein combines fundamental and quantitative analysis in its stock selection process. The Portfolio may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

US Mid-Cap Value: The Portfolio invests in companies that are determined by AllianceBernstein to be undervalued, using AllianceBernstein’s fundamental value approach. In selecting securities for the Portfolio’s portfolio, AllianceBernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

In selecting securities for the Portfolio, AllianceBernstein looks for companies with attractive valuation (for example, with attractive price to free cash flow ratios) and compelling success factors (for example capital discipline and return on equity). AllianceBernstein uses this information to calculate an expected return and ranking. The rankings are used to determine prospective candidates for possible addition to the portfolio. Typically, AllianceBernstein focuses its research on the most attractive 40% of the universe.

AllianceBernstein typically projects a company’s financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. AllianceBernstein focuses on the valuation implied by the current price, relative to the earnings the company will be generating five years from now, or “normalized” earnings, assuming average mid-economic cycle growth for the fifth year.

Generally, a security is sold when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable. Typically, growth in the size of a company’s market capitalization relative to other domestically traded companies will not cause the Portfolio to dispose of the security.

AllianceBernstein seeks to manage overall portfolio volatility relative to the universe of companies that comprise the lowest 20% of the total U.S. market capitalization by favoring promising securities that offer the best balance between return and targeted risk. At times, the Portfolio may favor or disfavor a particular sector compared to that universe of companies. The Portfolio may invest significantly in companies involved in certain sectors that constitute a material portion of the universe of small- and mid- capitalization companies.

Passive Sleeve: The Portfolio’s passive component seeks to track the Russell Midcap® Index (the “Index”) using a representative sampling of Index constituents, and rebalances annually on the same schedule as the Index, as well as quarterly to add eligible IPOs, also on the same schedule as the Index. The Index seeks to measure the mid-cap segment of the US equity market and employs a free-float adjusted market capitalization-weighted approach.

Derivatives

The Portfolio invests principally in equity securities but may also invest in other types of securities, such as preferred stocks. The Portfolio, at times, invests in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Portfolio seeks to invest than direct investments. The Portfolio may also invest up to 20% of its total assets in rights and warrants, which are instruments that entitle the holder to purchase an equity security at a specific price for a specific period of time.

The Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards and swaps to manage risk and to seek to generate additional returns. The Portfolio may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Portfolio’s portfolio from a decline in value, sometimes within certain ranges.

AVIP S&P 500® Index Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests more than 80% of its net assets (plus borrowings for investment purposes, if any) in the common stocks and other securities of companies that are included in the Index. In seeking to track the Index, the Adviser and sub-adviser attempt to allocate the Portfolio’s investments among stocks in approximately the same weightings as the Index.

The Portfolio is rebalanced periodically to reflect changes in the Index. The Portfolio may buy and sell Index futures contracts in furtherance of its strategy.

The Portfolio attempts to replicate the performance of the Index. However, Portfolio expenses reduce the Portfolio’s ability to exactly track the Index. There can be no assurance that the Portfolio’s investments will have the desired effect. The Portfolio may not always hold the same securities as the Index and therefore statistical sampling techniques may be used to attempt to track the returns of the Index. The Index’s stock weighting is by market capitalization (i.e. size). Rebalancing is set by the Index vendor, which tends to be quarterly. The Portfolio attempts to hold approximately the same number of stocks as are in the Index.

The market capitalization of the Index as of March 31, 2025 ranged from $5.31 billion to $3.34 trillion.

The portfolio managers will sell a security in order to adjust the Portfolio to changes in the composition of the Index.

AVIP High Income Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in lower-rated (BB or lower) corporate debt obligations commonly referred to as “junk bonds.” Some of these fixed income securities may involve equity features. Capital growth will be considered, but only when consistent with the objective of seeking high current income. Lower-rated debt securities are subject to a greater risk of loss of principal and interest than investments in higher rated bonds. The Portfolio is managed by the Adviser.

Lower-rated debt securities typically have higher yields because of their greater risk of default. The Adviser seeks to reduce this financial risk through careful security selection and diversification by both company and industry. The Adviser looks for bonds believed to offer superior potential returns for the financial risk assumed. The Adviser’s analysis focuses on the issuer’s financial condition, competitive position and management expertise. The Adviser also considers current economic, market and industry factors affecting the issuer. The Adviser typically does not consider interest rate risks because the prices of high yield bonds typically are influenced much more by financial risks, including potential default, than by changes in the general level of interest rates.

Fixed income securities in which the Portfolio invests may include bonds, debentures, notes and zero-coupon securities. The Portfolio’s investments are generally rated BB or lower by S&P or Fitch, or Ba or lower by Moody’s, or are not rated but are determined by the Adviser to be of comparable quality, and may include bonds in default. There is no lower limit with respect to rating categories for securities in which the Portfolio may invest. These lower-rated securities have speculative characteristics. Changes in economic conditions or other circumstances are likely to make it more difficult for the companies issuing the bonds to make principal and interest payments than is the case with companies issuing higher rated bonds.

The Portfolio may invest in various kinds of convertible securities that can be exchanged for or converted into common stock. Convertible securities are often rated below investment grade or not rated because they generally fall below debt obligations and just above common stock in order of preference on the issuer’s balance sheet. The Portfolio may invest its assets, without limitation, in foreign securities, including those not publicly traded in the United States and emerging market debt securities, as defined by Bloomberg’s classification standards.

The Portfolio may invest in loan (and loan-related) instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or groups of lenders known as lending syndicates (loans and loan participations). Such instruments may include loans made in connection with trade financing transactions. Typically, administration of the instrument, including the collection and allocation of principal and interest payments due from the borrower, is the responsibility of a single bank that is a member of the lending syndicate and referred to as the agent bank or mandated lead arranger.

The Portfolio may invest in non-currency derivative contracts (such as, for example, futures options, credit default swaps, credit default swap indices (“CDX”), and CDX tranches) to implement its investment strategies. The Portfolio may also use derivative contracts to increase or decrease the Portfolio’s exposure to the investments underlying the derivative contracts in an attempt to benefit from changes in the value of the underlying investments. There can be no assurance that the Portfolio’s uses of derivatives contracts will work as intended. Derivative investments made by the Portfolio are included within the Portfolio’s 80% policy and are calculated at market value.

A CDX is an index of credit default swaps designed to track a segment of the credit market (e.g., investment grade, high volatility, below investment grade or emerging markets) and provides investors with exposure to specific issuers of certain debt instruments. Standardized CDX tranches are created and administered by IHS Markit. Investment in CDX tranches provides exposure to certain segments of the CDX’s potential loss distribution, and credit events affect the tranches according to the seniority of the tranche in the loss distribution. The Portfolio may have exposure to any tranche of a CDX, including the lowest level tranche which is referred to as the equity or “first loss” tranche.

AVIP BlackRock Advantage Large Cap Value Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio invests primarily in common stocks of publicly traded U.S. large capitalization value companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in stocks of large capitalization companies (that is, those with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Value Index for the previous 12 months).

The Portfolio is actively managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the Portfolio in December 2019. BlackRock seeks to pursue the Portfolio’s investment objective by investing in large capitalization securities in a disciplined manner, by using return forecast models that incorporate quantitative analysis. These proprietary forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek by over- and under-weighting particular equities.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

AVIP Nasdaq-100® Index Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests more than 80% of the Portfolio’s net assets (plus borrowings for investment purposes, if any) in the common stocks of companies that are included in the Nasdaq-100® Index (the “Index”). In seeking to track the Index, the sub-adviser attempts to allocate the Portfolio’s investments among stocks in approximately the same weightings as the Index. The Portfolio is rebalanced periodically in accordance with the quarterly scheduled index share adjustment procedures of the Index, and as warranted by the Portfolio’s cash flow activity. The Portfolio may buy and sell Index futures contracts in furtherance of its strategy.

The Portfolio operates as a non-diversified fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and may invest, overall, in a smaller number of issuers than a diversified fund. The Portfolio does not attempt to hold all of the stocks represented in the Index. The Index is a modified capitalization-weighted index. That means the stocks of larger companies count for more in the Index than do the stocks of smaller companies. While it is composed of 100 of the largest non-financial companies listed on the national market tier of the Nasdaq Stock Market, its capitalization weighting gives a small number (less than 10) of the 100 stocks a majority of the market value of the Index. Thus, the Adviser believes the Portfolio can replicate the Index without owning all 100 stocks. The market capitalization of the Index as of March 31, 2025, ranged from $14.24 billion to $3.34 trillion.

The Portfolio currently attempts to replicate the performance of the Index. However, Portfolio expenses reduce the Portfolio’s ability to exactly track the Index. There can be no assurance that the Portfolio’s investments will have the desired effect. The Portfolio may not always hold the same securities as the Index and therefore statistical sampling techniques may be used to attempt to track the returns of the Index. The Index’s stock weighting is by market capitalization (i.e. size). Rebalancing is set by the Index vendor, which tends to be quarterly. The Portfolio will attempt to hold approximately the same number of stocks as are in the Index.

AVIP BlackRock Advantage Large Cap Core Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in common stocks of the 1,000 largest publicly traded U.S. companies, as compared to the capitalization range of the Russell 1000 Index.

The Portfolio is actively managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the Portfolio in February 2019. BlackRock seeks to pursue the Portfolio’s investment objective by investing in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

AVIP BlackRock Advantage Small Cap Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio invests primarily in common stocks of small capitalization growth companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in stocks of small capitalization companies (that is, those with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000® Index for the previous 12 months). The Portfolio is actively managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the Portfolio in February 2019.

BlackRock seeks to pursue the Portfolio’s investment objective by investing primarily in common stock, focusing on small capitalization companies that BlackRock believes have above average prospects for earnings growth. BlackRock invests in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

AVIP S&P MidCap 400® Index Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests more than 80% of its net assets (plus borrowings for investment purposes, if any) in the common stocks and other securities that are included in the Index. In seeking to track the Index, the Adviser and sub-adviser attempt to allocate the Portfolio’s investments among stocks in approximately the same weightings as the Index. The Portfolio is rebalanced periodically to reflect changes in the Index. The Portfolio may buy and sell Index futures contracts in furtherance of its strategy.

The Portfolio attempts to replicate the performance of the Index. However, Portfolio expenses reduce the Portfolio’s ability to exactly track the Index. There can be no assurance that the Portfolio’s investments will have the desired effect. The Portfolio may not always hold the same securities as the Index and therefore statistical sampling techniques may be used to attempt to track the returns of the Index. The Index’s stock weighting is by market capitalization (i.e. size). Rebalancing is set by the Index vendor, which tends to be quarterly. The Portfolio attempts to hold approximately the same number of stocks as are in the Index. The market capitalization of the index as of March 31, 2025 ranged from $1.18 billion to $18.5 billion.

Prior to December 19, 2016, the Portfolio was known as the Target VIP Portfolio and was managed by First Trust Advisors L.P.

AVIP BlackRock Advantage Large Cap Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio invests primarily in common stocks of large capitalization U.S. growth companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in stocks of large capitalization companies (that is, those with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Growth Index for the previous 12 months). From time to time the Portfolio may also have substantial positions in securities of foreign companies. In addition, from time to time the Portfolio may also have substantial positions in a particular sector of the economy. The Portfolio is actively managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the Portfolio in February 2019.

BlackRock seeks to pursue the Portfolio’s investment objective by investing in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Portfolio may use derivatives to hedge its portfolio against market and currency risks or to gain exposure to equity markets. The Portfolio may also use derivatives to hedge its investment portfolio against interest rate risks or to seek to enhance its return. Derivatives are financial instruments whose value is derived from another security, a commodity, a currency or an index. The derivatives that the Portfolio intends to use are futures contracts, which may include financial and currency futures, and options on such futures.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

AVIP Constellation Dynamic Risk Balanced Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio is actively managed by Constellation Investments, Inc. (“CINV” or “Adviser”), and operates pursuant to a fund-of-funds structure. CINV invests the Portfolio’s assets in a balanced portfolio of equity and fixed income investments and achieves its target allocation through investments in unaffiliated, actively and passively managed U.S. exchange traded funds (“ETFs”), individual securities and derivatives. The Portfolio’s allocation is monitored on a daily basis.

Under normal market conditions, through investment in ETFs, individual securities and derivatives, the Portfolio invests 30-65% of Portfolio assets in equity investments, and at least 25% of Portfolio assets in fixed-income investments and cash equivalents. The equity ETFs in which the Portfolio may invest include ETFs that invest in, among other things, common stock of large, mid and small capitalization companies.

The fixed income ETFs in which the Portfolio may invest include ETFs that invest in, among other things, corporate debt securities, U.S. Government and Agency obligations, mortgage-backed securities, structured securities, credit default swap index (“CDX”) tranches and short-term securities. The fixed income investments in which the Portfolio may invest are not limited by maturity or duration and may include junk bonds, equity tranches and collateralized debt obligations. The Portfolio may also invest directly in individual securities of, and derivatives with exposure to, any of the foregoing asset classes.

U.S. Government Obligations are bonds issued by the US Treasury and Agency Obligations are bonds issued by a U.S. Government Agency. These securities may be issued or guaranteed by the U.S. Government or one of its sponsored entities or may be issued by private companies. Mortgage-Related securities are securities that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property. A type of mortgage-related security, known as a Government Sponsored Enterprise (“GSE”) Risk-Sharing Bond or Credit Risk Transfer Security (“CRT”), is issued by GSEs (and sometimes banks or mortgage insurers) and structured without any government or GSE guarantee in respect of borrower defaults or underlying collateral. These securities may be rated investment grade or below investment grade and the Portfolio’s investments may vary from the most senior equity tranche in the capital structure to the most junior equity tranche. Structured securities collateralized by an underlying pool of assets such as loans, leases, or receivables. A CDX is an index of credit default swaps designed to track a segment of the credit market (e.g., investment grade, high volatility, below investment grade or emerging markets) and provides investors with exposure to specific issuers of certain debt instruments. Standardized CDX tranches are created and administered by IHS Markit. Investment in CDX tranches provides exposure to certain segments of the CDX’s potential loss distribution, and credit events affect the tranches according to the seniority of the tranche in the loss distribution. The Portfolio may have exposure to any tranche of a CDX, including the lowest level tranche which is referred to as the equity or “first loss” tranche.

In choosing ETF investments, the portfolio managers use a “top down” approach. In other words, the portfolio managers consider factors such as GDP growth, corporate profitability, inflation expectations, monetary policy and macroeconomic factors, among other things, that could broadly affect a given asset class or ETF. In choosing individual securities, the portfolio managers apply a “bottom up” approach. In other words, the portfolio managers look at investments one at a time to determine if an investment is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may invest in non-currency derivative contracts (such as, for example, futures options, credit default swaps, CDX indices, and CDX tranches) to implement its investment strategies. The Portfolio may also use derivative contracts to increase or decrease the Portfolio’s exposure to the investments underlying the derivative contracts in an attempt to benefit from changes in the value of the underlying investments. There can be no assurance that the Portfolio’s uses of derivatives contracts will work as intended. Derivative investments made by the Portfolio are included within the Portfolio’s 80% policy and are calculated at market value.

CINV also employs a variety of risk management techniques, including hedging, in its strategy, primarily by investing directly in derivative instruments. CINV attempts to reduce the volatility of the Portfolio’s return by using techniques designed to limit downside exposure during periods of equity market declines, and to limit upside exposure during periods of equity market increases. The derivative instruments in which the Portfolio may invest primarily include “long” and “short” positions in futures, options and swap contracts.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

AVIP Moderately Conservative Model Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio is a fund of funds that pursues its investment objective by investing in other mutual funds (“underlying funds”) representing three primary asset classes: U.S. equity, international equity, and fixed income. Under normal circumstances, the Portfolio intends to have investment exposure to U.S. equity, international equity and fixed income asset classes within the following target asset allocation ranges:

	U.S. Equity	International Equity	Fixed Income
AVIP Moderately Conservative Model Portfolio	20-40%	5-20%	30-70%

The Adviser develops the Portfolio’s asset allocation strategy based on the Portfolio’s investment strategy. Based on the Portfolio’s target asset allocation, the Portfolio allocates a large percentage of assets to underlying funds that invest primarily in fixed income securities. The Portfolio has no geographic limits on where it may invest, which may include developed and emerging market countries. This flexibility allows the portfolio managers to look for underlying funds that invest in markets around the world.

Investments of the underlying funds that invest primarily in fixed income securities may include: investment grade debt securities, including U.S. government securities, corporate bonds, and mortgage-related securities; non-U.S. debt securities; debt instruments of varying duration; and high yield/high risk bonds (also called “junk bonds”). The Portfolio allocates a smaller percentage of assets to underlying funds that invest primarily in domestic and foreign equity securities. Investments of the underlying funds that invest primarily in equity securities may include: domestic and non-U.S. stocks. Certain underlying funds may also use derivatives such as forwards; future contracts and options on securities, indices, currencies and other investments; and swaps. The underlying funds include, but are not limited to, other Fund portfolios that are also advised by the Adviser.

Through its investments in underlying funds, the Portfolio may be exposed to a wide variety of securities and other instruments with differing characteristics. The Portfolio bears all the risks associated with the investments of the underlying funds.

The Adviser reassesses the Portfolio’s asset allocation strategy periodically, but no less frequently than quarterly, based on the Portfolio’s investment objective. The Adviser may add or delete asset classes, add or delete underlying funds, and/or revise the target and actual weightings among the asset classes and the underlying funds without notice or shareholder approval.

The underlying fund selection is made based on the Portfolio’s particular asset allocation strategy, desired level of asset class exposure, and the investment style, risk profile, and performance of the underlying funds. Furthermore, the Adviser periodically rebalances the weightings in the underlying funds to the current asset allocation strategy. The Adviser considers a variety of factors in determining whether to sell an underlying fund, including changes in market conditions, changes in prospects for the underlying fund, alternative investment possibilities and other factors that may be considered relevant. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

AVIP Balanced Model Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio is a fund of funds that pursues its investment objective by investing in other mutual funds (“underlying funds”) representing three primary asset classes: U.S. equity, international equity, and fixed income. Under normal circumstances, the Portfolio intends to have investment exposure to U.S. equity, international equity and fixed income asset classes within the following target asset allocation ranges:

	U.S. Equity	International Equity	Fixed Income
AVIP Balanced Model Portfolio	25-50%	10-25%	25-50%

The Adviser develops the Portfolio’s asset allocation strategy based on the Portfolio’s investment strategy. Based on the Portfolio’s target asset allocation, the Portfolio allocates up to 75% of its asset to underlying funds that invest primarily in domestic and foreign equity securities. The Portfolio has no geographic limits on where it may invest. This flexibility allows the portfolio managers to look for underlying funds that invest in markets around the world. Investments of the underlying funds that invest primarily in equity securities may include: domestic and non-U.S. stocks. The Portfolio maintains minimum of 25% of its assets to underlying funds that invest primarily in fixed income securities. Investments of the underlying funds that invest primarily in fixed income securities may include: investment grade debt securities, including U.S. government securities, and corporate bonds; non-U.S. debt securities; and debt instruments of varying duration; and high yield/high risk bonds (also called “junk bonds”). Certain underlying funds may also use derivatives. The underlying funds include, but are not limited to, other Fund portfolios that are also advised by the Adviser.

Through its investments in underlying funds, the Portfolio may be exposed to a wide variety of securities and other instruments with differing characteristics. The Portfolio will bear all the risks associated with the investments of the underlying funds.

The Adviser will reassess the Portfolio’s asset allocation strategy periodically, but no less frequently than quarterly, based on the Portfolio’s investment objective. The Adviser may add or delete asset classes, add or delete underlying funds, and/or revise the target and actual weightings among the asset classes and the underlying funds without notice or shareholder approval.

The underlying fund selection is made based on the Portfolio’s particular asset allocation strategy, desired level of asset class exposure, and the investment style, risk profile, and performance of the underlying funds. Furthermore, the Adviser will periodically rebalance the weightings in the underlying funds to the current asset allocation strategy. The Adviser considers a variety of factors in determining whether to sell an underlying fund, including changes in market conditions, changes in prospects for the underlying fund, alternative investment possibilities and other factors that may be considered relevant. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

AVIP Moderate Growth Model Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio is a fund of funds that pursues its investment objective by investing in other mutual funds (“underlying funds”) representing three primary asset classes: U.S. equity, international equity, and fixed income. Under normal circumstances, the Portfolio intends to have investment exposure to U.S. equity, international equity and fixed income asset classes within the following target asset allocation ranges:

	U.S. Equity	International Equity	Fixed Income
AVIP Moderate Growth Model Portfolio	40-60%	15-35%	10-30%

The Adviser develops the Portfolio’s asset allocation strategy based on the Portfolio’s investment strategy. Based on the Portfolio’s target asset allocation, the Portfolio’s investment strategy allocates a large percentage of assets to underlying funds that invest primarily in domestic and foreign equity securities. The Portfolio has no geographic limits on where it may invest. This flexibility allows the portfolio managers to look for underlying funds that invest in markets around the world. Investments of the underlying funds that invest primarily in equity securities may include: growth and value stocks; large- and small-capitalization companies; and domestic and non-U.S. stocks. The Portfolio will allocate a smaller percentage of assets allocated to underlying funds that invest primarily in fixed income securities. Investments of the underlying funds that invest primarily in fixed income securities may include: investment grade debt securities, including U.S. government securities and corporate bonds; non-U.S. debt securities; and debt instruments of varying duration. The underlying funds include, but are not limited to, other Fund portfolios advised by the Adviser.

Through its investments in underlying funds, the Portfolio may be exposed to a wide variety of securities and other instruments with differing characteristics. The Portfolio will bear all the risks associated with the investments of the underlying funds.

The Adviser will reassess the Portfolio’s asset allocation strategy periodically, but no less frequently than quarterly, based on the Portfolio’s investment objective. The Adviser may add or delete asset classes, add or delete underlying funds, and/or revise the target and actual weightings among the asset classes and the underlying funds without notice or shareholder approval.

The underlying fund selection is made based on the Portfolio’s particular asset allocation strategy, desired level of asset class exposure, and the investment style, risk profile, and performance of the underlying funds. Furthermore, the Adviser will periodically rebalance the weightings in the underlying funds to the current asset allocation strategy. The Adviser considers a variety of factors in determining whether to sell an underlying fund, including changes in market conditions, changes in prospects for the underlying fund, alternative investment possibilities and other factors that may be considered relevant. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

AVIP Growth Model Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio is a fund of funds that pursues its investment objective by investing in other mutual funds (“underlying funds”) representing three primary asset classes: U.S. equity, international equity, and fixed income. Under normal circumstances, the Portfolio intends to have investment exposure to U.S. equity, international equity and fixed income asset classes within the following target asset allocation ranges:

	U.S. Equity	International Equity	Fixed Income
AVIP Growth Model Portfolio	50-80%	15-45%	0-15%

The Adviser develops the Portfolio’s asset allocation strategy based on the Portfolio’s investment strategy. Based on the Portfolio’s target asset allocation, the Portfolio allocates a large percentage of assets to underlying funds that invest primarily in domestic and foreign equity securities. The Portfolio has no geographic limits on where it may invest. This flexibility allows the portfolio managers to look for underlying funds that invest in markets around the world. Investments of the underlying funds that invest primarily in equity securities may include: growth and value stocks; large and small-capitalization companies; and domestic and non-U.S. stocks. The Portfolio will allocate smaller percentage of assets to underlying funds that invest primarily in fixed income securities. Investments of the underlying funds that invest primarily in fixed income securities may include: investment grade debt securities, including U.S. government securities and corporate bonds; and non-U.S. debt securities; debt instruments of varying duration. The underlying funds include, but are not limited to, other Fund portfolios that are also advised by the Adviser.

Through its investments in underlying funds, the Portfolio may be exposed to a wide variety of securities and other instruments with differing characteristics. The Portfolio will bear all the risks associated with the investments of the underlying funds.

The Adviser will reassess the Portfolio’s asset allocation strategy periodically, but no less frequently than quarterly, based on the Portfolio’s investment objective. The Adviser may add or delete asset classes, add or delete underlying funds, and/or revise the target and actual weightings among the asset classes and the underlying funds without notice or shareholder approval.

The underlying fund selection is made based on the Portfolio’s particular asset allocation strategy, desired level of asset class exposure, and the investment style, risk profile, and performance of the underlying funds. Furthermore, the Adviser will periodically rebalance the weightings in the underlying funds to the current asset allocation strategy. The Adviser considers a variety of factors in determining whether to sell an underlying fund, including changes in market conditions, changes in prospects for the underlying fund, alternative investment possibilities and other factors that may be considered relevant. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

AVIP Constellation Managed Risk Balanced Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio operates pursuant to a fund-of-funds structure. The Portfolio’s adviser, Constellation Investments, Inc. (“CINV” or the “Adviser”) allocates the Portfolio’s assets across a broad range of asset classes primarily through investments in unaffiliated, actively or passively managed exchange traded funds commonly referred to as “ETFs” (the “underlying ETFs”).

The Portfolio may also invest in certain derivative instruments directly, including equity futures and options and swap contracts, fixed income futures and options and swap contracts, to hedge risk and to increase returns, and may hold cash and cash equivalents to change the asset allocation exposure in the Portfolio.

Through investments in the underlying ETFs and derivatives, the Portfolio invests a minimum of 25% of its assets in equity investments and a minimum of 25% of its assets in fixed income investments. CINV expects to allocate approximately 50% of the Portfolio’s assets to fixed income investments to achieve the income aspect of the Portfolio’s investment objective. To achieve the capital appreciation aspect of the Portfolio’s investment objective, CINV expects to allocate approximately 50% of the Portfolio’s assets to equity investments. CINV may actively adjust this asset allocation mix in response to prevailing market conditions and in periods of heightened volatility, as described below.

The equity underlying ETFs in which the Portfolio invests may include ETFs that invest in, among other things, domestic and international common stocks (including equities of issuers from countries included in the MSCI Emerging Markets Index). The fixed income underlying ETFs in which the Portfolio invests may include ETFs that invest in, among other things, domestic and non-U.S. bonds, U.S. government securities, U.S. Treasury securities, mortgage- backed securities, asset-backed securities, corporate bonds, fixed income instruments with an average credit quality below investment grade (commonly called “junk bonds”), and cash or money market instruments. The fixed income ETFs in which the Portfolio may invest are not limited by maturity or duration. Within its allocation to fixed income investments, the Portfolio may invest up to 15% of total assets in junk bonds, including fixed income underlying funds with an average portfolio credit quality below investment grade.

CINV relies on a blend of both fundamental research and quantitative insights to determine potential opportunities and tactical reallocations that tilt the Portfolio away from the strategic allocation. As a temporary measure, CINV may hold cash and cash equivalents. While the Portfolio may invest substantially all of its assets in underlying ETFs, equity futures and options and swap contracts, fixed income futures and options and swap contracts, and other derivatives, CINV maintains sufficient cash to serve as collateral for the equity and fixed income futures it holds.

During periods of high volatility CINV will apply a systematic framework by adjusting the Portfolio’s exposures to attempt to reduce the likelihood of exceeding the maximum expected portfolio volatility. Portfolio volatility is the measure of how much the Portfolio’s returns differ from its average returns. The Portfolio has a volatility cap of 11%. During periods of increasing expected volatility, the Portfolio may seek to reduce its market exposure by selling shares of underlying ETFs and/or reducing exposure through equity futures and options and swap contracts, and/or fixed income futures and options and swap contacts, and other derivatives. During periods of lower expected volatility, the Portfolio may increase its market exposure by purchasing ETFs and/or increasing exposure through equity futures and options and swap contracts and/or fixed income futures and options and swap contracts, and other derivatives.

The Portfolio may invest in illiquid securities up to the limits established under the Investment Company Act of 1940, as amended.

AVIP Constellation Managed Risk Moderate Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio operates pursuant to a fund-of-funds structure. The Portfolio’s adviser, Constellation Investments, Inc. (“CINV” or the “Adviser”), allocates the Portfolio’s assets across a broad range of asset classes primarily through investments in unaffiliated, actively or passively managed exchange traded funds commonly referred to as “ETFs” (the “underlying ETFs”).

The Portfolio may also invest in certain derivative instruments directly, including equity futures and options and swap contracts, fixed income futures and options and swap contracts, to hedge risk and to increase returns, and may hold cash and cash equivalents.

To achieve the income aspect of the Portfolio’s investment objective, CINV expects to allocate approximately 35% of the Portfolio’s assets to fixed income investments. To achieve the capital appreciation aspect of the Portfolio’s investment objective, CINV expects to allocate approximately 65% of the Portfolio’s assets to equity investments. CINV may actively adjust this asset allocation mix in response to prevailing market conditions and in periods of heightened volatility, as described below.

The equity underlying ETFs in which the Portfolio invests may include ETFs that invest in, among other things, domestic and international common stocks (including equities of issuers from countries included in the MSCI Emerging Markets Index). The fixed income underlying ETFs in which the Portfolio invests may include ETFs that invest in, among other things, domestic and non-U.S. bonds, U.S. government securities, U.S. Treasury securities, mortgage- backed securities, asset-backed securities, corporate bonds, fixed income instruments with an average credit quality below investment grade (commonly called “junk bonds”), and cash or money market instruments. The fixed income ETFs in which the Portfolio may invest are not limited by maturity or duration. Within its allocation to fixed income investments, the Portfolio may invest up to 15% of total assets in junk bonds, including fixed income underlying funds with an average portfolio credit quality below investment grade.

CINV relies on a blend of both fundamental research and quantitative insights to determine potential opportunities and tactical reallocations that tilt the Portfolio away from the strategic allocation. As a temporary measure, CINV may hold cash and cash equivalents. While the Portfolio may invest substantially all of its assets in underlying ETFs, equity futures and options and swap contracts, fixed income futures and options and swap contracts, and other derivatives, CINV maintains sufficient cash to serve as collateral for the equity and fixed income futures it holds.

During periods of high volatility, CINV will apply a systematic framework by adjusting the Portfolio’s exposures to attempt to reduce the likelihood of exceeding the maximum expected portfolio volatility. Portfolio volatility is the measure of how much the Portfolio’s returns differ from its average returns. The Portfolio has a volatility cap of 14%. During periods of increasing expected volatility, the Portfolio may seek to reduce its market exposure by selling shares of underlying ETFs and/or reducing exposure through equity futures and options and swap contracts, and/or fixed income futures and options and swap contracts, and other derivatives. During periods of lower expected volatility, the Portfolio may increase its market exposure by purchasing ETFs and/or increasing exposure through equity futures and options and swap contracts, and/or fixed income futures and options and swap contracts, and other derivatives.

The Portfolio may invest in illiquid securities up to the limits established under the Investment Company Act of 1940, as amended.

AVIP Constellation Managed Risk Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio operates pursuant to a fund-of-funds structure. The Portfolio’s adviser Constellation Investments, Inc. (“CINV” or the “Adviser”), allocates the Portfolio’s assets across a broad range of asset classes primarily through investments in unaffiliated, actively or passively managed exchange traded funds commonly referred to as “ETFs” (the “underlying ETFs”).

The Portfolio may also invest in certain derivative instruments directly, including equity futures and options and swap contracts, fixed income futures and options and swap contracts, to hedge risk and to increase returns, and may hold cash and cash equivalents.

To achieve the income aspect of the Portfolio’s investment objective, CINV expects to allocate approximately 15% of the Portfolio’s assets to fixed income investments. To achieve the capital appreciation aspect of the Portfolio’s investment objective, CINV expects to allocate approximately 85% of the Portfolio’s assets to equity investments. CINV may actively adjust this asset allocation mix in response to prevailing market conditions and in periods of heightened volatility, as described below.

The equity underlying ETFs in which the Portfolio invests may include ETFs that invest in, among other things, domestic and international common stocks (including equities of issuers from countries included in the MSCI Emerging Markets Index). The fixed income underlying ETFs in which the Portfolio invests may include ETFs that invest in, among other things, domestic and non-U.S. bonds, U.S. government securities, U.S. Treasury securities, mortgage- backed securities, asset-backed securities, corporate bonds, fixed income instruments with an average credit quality below investment grade (commonly called “junk bonds”), and cash or money market instruments. The fixed income ETFs in which the Portfolio may invest are not limited by maturity or duration. Within its allocation to fixed income investments, the Portfolio may invest up to 15% of total assets in junk bonds, including fixed income underlying funds with an average portfolio credit quality below investment grade.

CINV relies on a blend of both fundamental research and quantitative insights to determine potential opportunities and tactical reallocations that tilt the Portfolio away from the strategic allocation. As a temporary measure, CINV may hold cash and cash equivalents. While the Portfolio may invest substantially all of its assets in underlying funds, equity futures and options and swap contracts, fixed income futures and options and swap contracts, and other derivatives, CINV maintains sufficient cash to serve as collateral for the equity and fixed income futures it holds.

During periods of high volatility, CINV will apply a systematic framework by adjusting the Portfolio’s exposures to attempt to reduce the likelihood of exceeding the maximum expected portfolio volatility. Portfolio volatility is the measure of how much the Portfolio’s returns differ from its average returns. The Portfolio has a volatility cap of 16%. During periods of increasing expected volatility, the Portfolio may seek to reduce its market exposure by selling shares of underlying funds and/or reducing exposure through equity futures and options and swap contracts, and/or fixed income futures and options and swap contracts, and other derivatives. During periods of lower expected volatility, the Portfolio may increase its market exposure by purchasing ETFs and/or increasing exposure through equity futures and options and swap contracts, and/or fixed income futures and options and swap contracts, and other derivatives.

The Portfolio may invest in illiquid securities up to the limits established under the Investment Company Act of 1940, as amended.

AVIP Intech U.S. Low Volatility Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes, if any) in U.S. common stocks of companies included in the S&P 500® Index, utilizing Intech Investment Management LLC’s (“Intech”) mathematical investment process. The Portfolio only invests in common stocks of companies that compose the S&P 500® Index. A small allocation to cash is maintained for liquidity purposes only. The S&P 500® Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the United States. Over time, and under normal market conditions, the Portfolio seeks to achieve returns similar to the S&P 500® Index (the Portfolio’s benchmark index) over the long-term, with lower absolute volatility than the S&P 500® Index. In this context, absolute volatility refers to the variation in the returns of the Portfolio and the benchmark index. The Portfolio is a diversified fund.

Due to the defensive nature of the Portfolio and given the objective of minimizing the Portfolio’s absolute risk, the Portfolio tends to overweight some sectors which are considered to be defensive. As a result, the Portfolio will tend to underperform in a market environment in which defensive sectors underperform.

The Portfolio pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of stocks within the S&P 500® Index. The goal of this process is to combine stocks that individually have higher relative volatility and lower correlations with each other in an effort to reduce the Portfolio’s absolute volatility, while still generating returns similar to the S&P 500® Index over a full market cycle. Although the Portfolio may underperform its benchmark index in sustained up markets, this strategy seeks to minimize losses in down markets.

In applying this strategy, Intech establishes target proportions of its holdings from stocks within the S&P 500® Index using an optimization process designed to determine the most effective weightings of each stock in the Portfolio. The optimization uses proprietary estimates of volatility and correlation. Within certain risk controls, the optimization’s objective is to minimize the absolute risk of the Portfolio while generating returns similar to the S&P 500® Index over the long-term. Once Intech determines such proportions and the Portfolio’s investments are selected, the Portfolio is periodically rebalanced to the set target proportions and re-optimized. The optimization and rebalancing follow a regular schedule reflecting the right balance between capturing a trading profit through rebalancing and controlling trading costs. The rebalancing techniques used by Intech may result in a higher relative portfolio turnover rate compared to a “buy and hold” strategy.

AVIP Core Plus Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed-income investments. The Portfolio is managed by the Adviser.

The Portfolio pursues its investment objective by investing primarily in U.S. dollar denominated, investment-grade, fixed income securities. In addition, the Portfolio may invest in other fixed income investments including high-yield, non-U.S. dollar denominated fixed income securities and foreign currencies when the Adviser considers the risk-return prospects of those sectors to be attractive. The Adviser expects that, normally, no more than 15% of the Portfolio’s total assets will be invested in securities that are rated below investment grade. However, the Portfolio may opportunistically invest up to 25% of its total assets in noninvestment-grade debt securities (otherwise known as “junk bonds”). The maximum amount that the Portfolio may invest in non-U.S. dollar denominated fixed-income securities and foreign currencies is 20% of the Portfolio’s total assets. Investment-grade, fixed income securities are rated in one of the four highest categories (BBB- or higher) by a nationally recognized statistical rating organization (“NRSRO”). Noninvestment-grade, fixed-income securities are rated in one of the six lowest categories (BB or lower) by a NRSRO, or in either case if unrated, of comparable quality as determined by the Adviser. The Adviser seeks to enhance the Portfolio’s performance by allocating relatively more of its portfolio to the sectors that the Adviser expects to offer the best balance between total return and risk and thus offer the greatest potential for return.

TThe Portfolio may invest in non-currency derivative contracts (such as, for example, futures options, credit default swaps, credit default swap indices (“CDX”), and CDX tranches) to implement its investment strategies. The Portfolio may also use derivative contracts to increase or decrease the Portfolio’s exposure to the investments underlying the derivative contracts in an attempt to benefit from changes in the value of the underlying investments. A CDX is an index of credit default swaps designed to track a segment of the credit market (e.g., investment grade, high volatility, below investment grade or emerging markets) and provides investors with exposure to specific issuers of certain debt instruments. Standardized CDX tranches are created and administered by IHS Markit. Investment in CDX tranches provides exposure to certain segments of the CDX’s potential loss distribution, and credit events affect the tranches according to the seniority of the tranche in the loss distribution. The Portfolio may have exposure to any tranche of a CDX, including the lowest level tranche which is referred to as the equity or “first loss” tranche.

There can be no assurance that the Portfolio’s uses of derivatives contracts will work as intended. Derivative investments made by the Portfolio are included within the Portfolio’s 80% policy and are calculated at market value. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but the Portfolio has no set duration parameters. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Certain of the government securities in which the Portfolio invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Portfolio may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Portfolio may invest in certain government securities that are issued by entities whose activities are sponsored by the federal government but that have no explicit financial support.

The Adviser actively manages the Portfolio seeking total returns over longer time periods in excess of the ICE BofA U.S. Broad Market Index. The ICE BofA U.S. Broad Market Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, quasi-government, corporate, securitized and collateralized securities

The Adviser utilizes a five-part decision making process, focusing on: (1) duration; (2) yield curve; (3) sector allocation; (4) security selection; and (5) currency management. This five-part investment process is designed to capitalize on the depth of experience and focus of each of the Adviser’s fixed-income sector teams – government, corporate, mortgage-backed, asset-backed, high-yield and international. There can be no assurance that the Adviser will be successful in achieving investment returns in excess of the ICE BofA U.S. Broad Market Index.

When selecting investments for the Portfolio, the Portfolio can invest in securities directly or in other investment companies, including, for example, funds advised by the Adviser or its affiliates (which are not available for general investment by the public), as an efficient means of implementing its investment strategies.

AVIP AB Relative Value Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio invests primarily in the equity securities of U.S. companies that the Portfolio’s sub-adviser, AllianceBernstein L.P. (“AllianceBernstein”), believes are trading at attractive valuations and that have strong or improving business models. AllianceBernstein monitors the fundamental performance of the Portfolio’s investments for signs of future financial success. AllianceBernstein relies heavily upon the fundamental analysis and research of its dedicated investment team for the Portfolio in conducting research and making investment decisions. The team initially screens a primary research universe of largely U.S. companies included in the Russell 1000® Index and the S&P 500® Index, as well as other companies outside of these indices that are surfaced by the team as potentially attractive research candidates. Initially, the team screens for attractive security valuation and business model characteristics, including, but not limited to: free-cash-flow yield, price-to-earnings ratios, balance sheet quality, capital spending, shareholder return, profit margins, earning and sales revisions, and price momentum. The initial screening process surfaces approximately 300 candidates for further research. The team then conducts fundamental research to better understand the company’s business model, focusing on areas including: industry structure, company differentiation, cash flow volatility and sustainability, capital usage, and management quality.

AllianceBernstein recognizes that the perception of “attractive valuation” is relative and often defined by the future economic performance of the company. As a result of how individual companies are valued in the market, the Portfolio may be attracted to investments in companies with different market capitalizations (i.e., large-, mid- or small-capitalization) or companies engaged in particular types of businesses, although the Portfolio does not intend to concentrate in any particular sectors or industries. At any period in time, the Portfolio’s emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.